Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Reconciliation Of Beginning And Ending Aggregate Carrying Amount Of Asset Retirement Obligation

	December 31,
(Thousands of dollars)	2014	2013
Balance at beginning of period	$17,130	15,401
Accretion expense	1,200	1,096
Liabilities incurred	3,915	633
Balance at end of period	$22,245	17,130